Investment Objectives and Goals - AMERICAN FUNDS FUNDAMENTAL INVESTORS	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Fundamental Investors
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to achieve long-term growth of capital and income.